LEASES	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASES
NOTE 9 – LEASES

A.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2020	2021
	in USD thousands				in USD thousands				in USD thousands
Composition in 2021
Property	1,552	-	-	1,552	270	135	-	405	1,282	1,147
Motor vehicles	396	183	-	579	323	72	-	395	73	184
	1,948	183	-	2,131	593	207	-	800	1,355	1,331

B.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2021
Property	1,733	-	-	228	54	(307)	1,708
Motor vehicles	119	183	-	16	1	(133)	186
	1,852	183	-	244	55	(440)	1,894

C.	Additional disclosures

1)
The Company leases its premises under a lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The Company exercised its option to extend the lease through June 30, 2025, and has the option to extend the lease for two additional lease periods totaling up to five additional years, each option at a 5% increase to the preceding lease payment amount. The monthly lease fee is $26,000. In addition, the Company pays building maintenance charges of $9,400 per month.

2)
The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are $250,000. To secure the terms of the lease agreements, the Company has prepaid approximately two months of lease payments to the leasing companies.

3)	As of December 31, 2021, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases were as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2022	324	97	421
2023	324	74	398
2024	340	43	383
2025	340	-	340
2026-2030	1,591	-	1,591
	2,919	214	3,133

Extension and termination options are included in most of the property and motor vehicle leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the respective lessor.